Financial liabilities - Schedule of Financial Liabilities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of financial liabilities [line items]
Total other current financial liabilities	SFr 46.3	SFr 56.7
Total other non-current financial liabilities	5.6	2.8
Total other current and non-current financial liabilities	52.0	59.5
Lease liabilities
Disclosure of financial liabilities [line items]
Total other current financial liabilities	87.9	81.2
Total other non-current financial liabilities	474.6	440.3
Customer refund liability returns
Disclosure of financial liabilities [line items]
Total other current financial liabilities	41.5	55.8
Other financial liabilities
Disclosure of financial liabilities [line items]
Total other current financial liabilities	4.9	0.9
Total other non-current financial liabilities	SFr 5.6	SFr 2.8